Unit Activity (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
		Nov. 24, 2015	Dec. 16, 2013	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Partners' Capital Roll Forward (Units)
Beginning balance				58,760,288		58,755,080	0
Units issued to Valero Energy Corporation, non-public				86,735	[1]		41,505,080
Public offering of common units				4,250,000	[2]		17,250,000	[3]
Unit-based compensation				4,443		5,208
Units issued in connection with acquisitions				3,549,605
Ending balance				66,651,071		58,760,288	58,755,080
Partners' Capital (Textual)
Contributions from Valero				$ 27,748
IPO [Member]
Partners' Capital Roll Forward (Units)
Public offering of common units			17,250,000
Partners' Capital (Textual)
Public offering, price per unit			$ 23.00
Gross proceeds from issuance of common limited partners units			$ 396,800
Offering costs			27,600
Net proceeds from issuance of common limited partner units, initial public offering			$ 369,200
Public Offering [Member]
Partners' Capital Roll Forward (Units)
Units issued to Valero Energy Corporation, non-public		86,735
Public offering of common units		4,250,000
Partners' Capital (Textual)
Public offering, price per unit		$ 46.25
Gross proceeds from issuance of common limited partners units		$ 196,600
Offering costs		7,700
Net proceeds from issuance of common limited partner units		188,900
Contributions from Valero		$ 4,000
Majority Shareholder [Member]
Partners' Capital (Textual)
Contributions from Valero	[4]			$ 27,748		$ 0	$ 0
General partner ownership interest, percentage		2.00%
Common Unitholders Public [Member]
Partners' Capital Roll Forward (Units)
Beginning balance				17,255,208		17,250,000	0
Public offering of common units				4,250,000	[2]		17,250,000	[3]
Unit-based compensation				4,443		5,208
Ending balance				21,509,651		17,255,208	17,250,000
Partners' Capital (Textual)
Contributions from Valero				$ 0
Common Unitholder Valero [Member]
Partners' Capital Roll Forward (Units)
Beginning balance				11,539,989		11,539,989	0
Units issued to Valero Energy Corporation, non-public							11,539,989
Units issued in connection with acquisitions				3,478,613
Ending balance				15,018,602		11,539,989	11,539,989
Partners' Capital (Textual)
Contributions from Valero				$ 8,898
Subordinated Unitholder Valero [Member]
Partners' Capital Roll Forward (Units)
Beginning balance				28,789,989		28,789,989	0
Units issued to Valero Energy Corporation, non-public							28,789,989
Ending balance				28,789,989		28,789,989	28,789,989
Partners' Capital (Textual)
Contributions from Valero				$ 18,063
General Partner Valero [Member]
Partners' Capital Roll Forward (Units)
Beginning balance				1,175,102		1,175,102	0
Units issued to Valero Energy Corporation, non-public				86,735	[1]		1,175,102
Units issued in connection with acquisitions				70,992
Ending balance				1,332,829		1,175,102	1,175,102
Partners' Capital (Textual)
Contributions from Valero				$ 787

[1]	Concurrent with the 2015 Offering, our general partner contributed $4.0 million in exchange for 86,735 general partner units to maintain its 2.0 percent general partner interest in the Partnership.
[2]	On November 24, 2015, we completed a public offering (the 2015 Offering) of 4,250,000 common units at a price of $46.25 per unit and received gross proceeds of $196.6 million. After deducting the underwriting discount and other offering costs totaling $7.7 million, our net proceeds were $188.9 million.
[3]	On December 16, 2013, we completed the IPO of 17,250,000 common units at a price of $23.00 per unit and received gross proceeds of $396.8 million. After deducting the underwriting discount, structuring fees, and other offering costs of $27.6 million, our net proceeds were $369.2 million.
[4]	Financial information has been retrospectively adjusted for the acquisition of the Meraux and Three Rivers Terminal Services Business.